Income Tax - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Federal Income Tax Rate	15.00%	15.00%
Deductible temporary differences for which no deferred tax asset is recognised	$ 2,172,298	$ 225,903
Unused tax credits for which no deferred tax asset recognised	$ 1,100	$ 1,100
Average effective tax rate	8.40%	8.80%
US
Disclosure of defined benefit plans [line items]
Unused tax credits for which no deferred tax asset recognised			$ 122.4